PORTFOLIO OF INVESTMENTS – as of October 31, 2020 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks – 44.5% of Net Assets
	Aerospace & Defense – 0.5%
29	Axon Enterprise, Inc.(a)	$2,868
123	Boeing Co. (The)	17,760
56	General Dynamics Corp.	7,355
42	Moog, Inc., Class A	2,620
84	Raytheon Technologies Corp.	4,563

		35,166

	Air Freight & Logistics – 0.5%
276	Expeditors International of Washington, Inc.	24,390
64	United Parcel Service, Inc., Class B	10,055

		34,445

	Airlines – 0.1%
18	Delta Air Lines, Inc.	552
427	JetBlue Airways Corp.(a)	5,111

		5,663

	Auto Components – 0.3%
154	Aptiv PLC	14,859
23	BorgWarner, Inc.	805
38	Visteon Corp.(a)	3,407

		19,071

	Automobiles – 0.3%
567	General Motors Co.	19,579
40	Thor Industries, Inc.	3,383

		22,962

	Banks – 2.0%
119	Ameris Bancorp	3,487
199	BancorpSouth Bank	4,659
972	Bank of America Corp.	23,036
433	Cadence BanCorp	4,858
480	Citigroup, Inc.	19,882
183	Citizens Financial Group, Inc.	4,987
151	Columbia Banking System, Inc.	4,290
11	Comerica, Inc.	501
96	Cullen/Frost Bankers, Inc.	6,746
369	Fulton Financial Corp.	4,055
195	Huntington Bancshares, Inc.	2,036
177	International Bancshares Corp.	4,899
354	KeyCorp	4,595
27	M&T Bank Corp.	2,797
260	People’s United Financial, Inc.	2,774
90	PNC Financial Services Group, Inc. (The)	10,069
360	Regions Financial Corp.	4,788
160	TCF Financial Corp.	4,354
149	Truist Financial Corp.	6,276

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
273	Trustmark Corp.	$6,385
156	U.S. Bancorp	6,076
458	Wells Fargo & Co.	9,824
72	Wintrust Financial Corp.	3,544

		144,918

	Beverages – 1.2%
221	Coca-Cola Co. (The)	10,621
114	Constellation Brands, Inc., Class A	18,836
416	Keurig Dr Pepper, Inc.	11,191
436	Monster Beverage Corp.(a)	33,385
80	PepsiCo, Inc.	10,663

		84,696

	Biotechnology – 1.1%
54	AbbVie, Inc.	4,595
32	Alexion Pharmaceuticals, Inc.(a)	3,684
52	Amgen, Inc.	11,281
16	Biogen, Inc.(a)	4,033
111	BioMarin Pharmaceutical, Inc.(a)	8,262
122	Gilead Sciences, Inc.	7,094
29	Ligand Pharmaceuticals, Inc.(a)	2,391
67	Regeneron Pharmaceuticals, Inc.(a)	36,419
7	Vertex Pharmaceuticals, Inc.(a)	1,459

		79,218

	Building Products – 0.2%
28	Lennox International, Inc.	7,606
85	Owens Corning	5,565
55	Trex Co., Inc.(a)	3,825

		16,996

	Capital Markets – 2.7%
55	Ameriprise Financial, Inc.	8,846
520	Bank of New York Mellon Corp. (The)	17,867
11	BlackRock, Inc.	6,591
574	Charles Schwab Corp. (The)	23,597
21	CME Group, Inc.	3,165
64	FactSet Research Systems, Inc.	19,616
75	Franklin Resources, Inc.	1,406
77	Goldman Sachs Group, Inc. (The)	14,556
36	Intercontinental Exchange, Inc.	3,398
21	Invesco Ltd.	275
142	Janus Henderson Group PLC	3,451
35	Moody’s Corp.	9,202
33	MSCI, Inc.	11,545
51	Nasdaq, Inc.	6,171
127	Northern Trust Corp.	9,940
55	S&P Global, Inc.	17,750
235	SEI Investments Co.	11,550
350	State Street Corp.	20,615

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
7	T. Rowe Price Group, Inc.	$887

		190,428

	Chemicals – 0.5%
9	Air Products & Chemicals, Inc.	2,486
33	DuPont de Nemours, Inc.	1,877
7	Ecolab, Inc.	1,285
77	HB Fuller Co.	3,484
54	Innospec, Inc.	3,572
73	Linde PLC	16,085
65	Minerals Technologies, Inc.	3,555
37	Stepan Co.	4,308

		36,652

	Commercial Services & Supplies – 0.3%
76	Healthcare Services Group, Inc.	1,739
39	MSA Safety, Inc.	5,145
11	Republic Services, Inc.	970
57	Tetra Tech, Inc.	5,751
44	Waste Management, Inc.	4,748

		18,353

	Communications Equipment – 0.4%
94	Ciena Corp.(a)	3,703
578	Cisco Systems, Inc.	20,750
7	F5 Networks, Inc.(a)	930
52	Lumentum Holdings, Inc.(a)	4,300

		29,683

	Construction & Engineering – 0.1%
178	AECOM(a)	7,981
233	Fluor Corp.	2,645

		10,626

	Consumer Finance – 1.0%
1,088	Ally Financial, Inc.	29,028
192	American Express Co.	17,518
342	Capital One Financial Corp.	24,993
49	Green Dot Corp., Class A(a)	2,613

		74,152

	Containers & Packaging – 0.2%
460	Amcor PLC	4,798
52	Ball Corp.	4,628
56	International Paper Co.	2,450
296	O-I Glass, Inc.	2,791

		14,667

	Distributors – 0.2%
42	Genuine Parts Co.	3,798

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
27	POOL CORP.	$9,445

		13,243

	Diversified Consumer Services – 0.1%
117	Service Corp. International	5,418

	Diversified Telecommunication Services – 0.1%
187	AT&T, Inc.	5,053

	Electric Utilities – 0.4%
135	American Electric Power Co., Inc.	12,141
20	Edison International	1,121
34	Eversource Energy	2,967
40	Exelon Corp.	1,596
24	FirstEnergy Corp.	713
52	IDACORP, Inc.	4,562
68	NextEra Energy, Inc.	4,978
44	PPL Corp.	1,210

		29,288

	Electrical Equipment – 0.5%
22	Acuity Brands, Inc.	1,961
369	Ballard Power Systems, Inc.(a)	5,450
49	Eaton Corp. PLC	5,086
32	Generac Holdings, Inc.(a)	6,725
35	Hubbell, Inc.	5,093
37	Rockwell Automation, Inc.	8,773
59	Sunrun, Inc.(a)	3,069

		36,157

	Electronic Equipment, Instruments & Components – 0.7%
106	Avnet, Inc.	2,615
101	Cognex Corp.	6,656
24	Coherent, Inc.(a)	3,003
44	Corning, Inc.	1,407
127	Itron, Inc.(a)	8,630
19	Littelfuse, Inc.	3,761
21	Rogers Corp.(a)	2,546
142	TE Connectivity Ltd.	13,757
120	Trimble, Inc.(a)	5,775
191	Vishay Intertechnology, Inc.	3,098

		51,248

	Energy Equipment & Services – 0.2%
757	Archrock, Inc.	4,489
132	Baker Hughes Co.	1,950
109	National Oilwell Varco, Inc.	916
415	Schlumberger NV	6,200
67	TechnipFMC PLC	370

		13,925

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.0%
134	Activision Blizzard, Inc.	$10,148
82	Cinemark Holdings, Inc.	671
63	Electronic Arts, Inc.(a)	7,549
36	Netflix, Inc.(a)	17,127
39	Take-Two Interactive Software, Inc.(a)	6,042
221	Walt Disney Co. (The)	26,796

		68,333

	Food & Staples Retailing – 0.2%
77	BJ’s Wholesale Club Holdings, Inc.(a)	2,948
80	Kroger Co. (The)	2,577
241	SpartanNash Co.	4,437
33	Sysco Corp.	1,825
115	Walgreens Boots Alliance, Inc.	3,915

		15,702

	Food Products – 0.4%
76	Campbell Soup Co.	3,547
24	Conagra Brands, Inc.	842
56	General Mills, Inc.	3,311
110	Hain Celestial Group, Inc. (The)(a)	3,383
76	Hormel Foods Corp.	3,700
52	Ingredion, Inc.	3,686
16	J.M. Smucker Co. (The)	1,795
28	Kellogg Co.	1,761
8	McCormick & Co., Inc.	1,444
68	Mondelez International, Inc., Class A	3,612

		27,081

	Gas Utilities – 0.2%
113	New Jersey Resources Corp.	3,297
59	ONE Gas, Inc.	4,074
125	South Jersey Industries, Inc.	2,409
127	UGI Corp.	4,107

		13,887

	Health Care Equipment & Supplies – 0.9%
48	Abbott Laboratories	5,045
5	Becton Dickinson & Co.	1,156
28	Boston Scientific Corp.(a)	960
8	Cooper Cos., Inc. (The)	2,552
16	Danaher Corp.	3,673
19	DENTSPLY SIRONA, Inc.	897
15	Edwards Lifesciences Corp.(a)	1,075
59	Globus Medical, Inc., Class A(a)	3,075
28	Haemonetics Corp.(a)	2,830
52	Hill-Rom Holdings, Inc.	4,736
30	Hologic, Inc.(a)	2,065
14	Intuitive Surgical, Inc.(a)	9,339
36	Medtronic PLC	3,620
139	Meridian Bioscience, Inc.(a)	2,384

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
42	Merit Medical Systems, Inc.(a)	$2,102
27	Penumbra, Inc.(a)	7,048
15	Quidel Corp.(a)	4,024
6	STERIS PLC	1,063
8	Stryker Corp.	1,616
15	Varian Medical Systems, Inc.(a)	2,592

		61,852

	Health Care Providers & Services – 1.7%
18	Amedisys, Inc.(a)	4,662
6	Anthem, Inc.	1,637
41	BioTelemetry, Inc.(a)	1,746
96	Centene Corp.(a)	5,674
13	Chemed Corp.	6,218
45	Cigna Corp.	7,514
215	CVS Health Corp.	12,059
22	DaVita, Inc.(a)	1,898
50	Encompass Health Corp.	3,066
159	HCA Healthcare, Inc.	19,706
33	Henry Schein, Inc.(a)	2,098
60	Humana, Inc.	23,957
25	Laboratory Corp. of America Holdings(a)	4,994
220	MEDNAX, Inc.(a)	2,805
102	Patterson Cos., Inc.	2,537
94	Quest Diagnostics, Inc.	11,481
25	UnitedHealth Group, Inc.	7,628

		119,680

	Health Care Technology – 0.3%
201	Allscripts Healthcare Solutions, Inc.(a)	2,026
215	Cerner Corp.	15,069
104	HMS Holdings Corp.(a)	2,769

		19,864

	Hotels, Restaurants & Leisure – 1.1%
52	Dine Brands Global, Inc.	2,675
53	Dunkin’ Brands Group, Inc.	5,285
179	Hilton Worldwide Holdings, Inc.	15,718
35	Jack in the Box, Inc.	2,802
34	Marriott Vacations Worldwide Corp.	3,284
606	MGM Resorts International	12,466
185	Starbucks Corp.	16,088
199	Wendy’s Co. (The)	4,348
222	Yum China Holdings, Inc.	11,817
77	Yum! Brands, Inc.	7,186

		81,669

	Household Durables – 0.3%
159	KB Home	5,128
119	Meritage Homes Corp.(a)	10,363

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
215	Taylor Morrison Home Corp.(a)	$4,644

		20,135

	Household Products – 0.7%
39	Church & Dwight Co., Inc.	3,447
8	Clorox Co. (The)	1,658
257	Colgate-Palmolive Co.	20,275
57	Kimberly-Clark Corp.	7,558
120	Procter & Gamble Co. (The)	16,452

		49,390

	Independent Power & Renewable Electricity Producers – 0.3%
88	AES Corp. (The)	1,716
194	NextEra Energy Partners LP	12,183
88	Ormat Technologies, Inc.	6,236
129	Sunnova Energy International, Inc.(a)	3,104

		23,239

	Industrial Conglomerates – 0.3%
22	3M Co.	3,519
28	Carlisle Cos., Inc.	3,468
1,812	General Electric Co.	13,445
10	Honeywell International, Inc.	1,650

		22,082

	Insurance – 1.2%
30	Aflac, Inc.	1,019
41	Allstate Corp. (The)	3,639
538	American International Group, Inc.	16,942
73	Chubb Ltd.	9,483
13	eHealth, Inc.(a)	872
91	First American Financial Corp.	4,058
34	Hanover Insurance Group, Inc. (The)	3,252
18	Lincoln National Corp.	632
30	Marsh & McLennan Cos., Inc.	3,104
179	MetLife, Inc.	6,775
67	Prudential Financial, Inc.	4,289
247	Reinsurance Group of America, Inc.	24,952
33	Travelers Cos., Inc. (The)	3,983

		83,000

	Interactive Media & Services – 2.4%
24	Alphabet, Inc., Class A(a)	38,787
31	Alphabet, Inc., Class C(a)	50,251
285	Facebook, Inc., Class A(a)	74,986
155	Twitter, Inc.(a)	6,411

		170,435

	Internet & Direct Marketing Retail – 2.2%
182	Alibaba Group Holding Ltd., Sponsored ADR(a)	55,454
19	Amazon.com, Inc.(a)	57,687

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
12	Booking Holdings, Inc.(a)	$19,470
434	eBay, Inc.	20,671
140	Qurate Retail, Inc., Class A	948

		154,230

	IT Services – 2.3%
19	Accenture PLC, Class A	4,121
182	Automatic Data Processing, Inc.	28,749
71	Cognizant Technology Solutions Corp., Class A	5,071
664	DXC Technology Co.	12,231
18	Fidelity National Information Services, Inc.	2,243
117	Fiserv, Inc.(a)	11,170
116	Gartner, Inc.(a)	13,932
59	MasterCard, Inc., Class A	17,030
30	Paychex, Inc.	2,467
291	Sabre Corp.	1,897
15	VeriSign, Inc.(a)	2,860
285	Visa, Inc., Class A	51,787
299	Western Union Co. (The)	5,813
27	WEX, Inc.(a)	3,417

		162,788

	Leisure Products – 0.0%
133	Callaway Golf Co.	2,060

	Life Sciences Tools & Services – 0.7%
23	Agilent Technologies, Inc.	2,348
73	Illumina, Inc.(a)	21,367
13	IQVIA Holdings, Inc.(a)	2,002
1	Mettler-Toledo International, Inc.(a)	998
111	NeoGenomics, Inc.(a)	4,355
50	Repligen Corp.(a)	8,328
12	Thermo Fisher Scientific, Inc.	5,677
8	Waters Corp.(a)	1,783

		46,858

	Machinery – 1.8%
66	AGCO Corp.	5,084
168	Caterpillar, Inc.	26,384
64	Cummins, Inc.	14,073
150	Deere & Co.	33,886
67	Flowserve Corp.	1,951
24	Illinois Tool Works, Inc.	4,701
88	ITT, Inc.	5,325
112	Kennametal, Inc.	3,472
70	Oshkosh Corp.	4,715
77	Parker-Hannifin Corp.	16,044
19	Proto Labs, Inc.(a)	2,244
88	Terex Corp.	2,173
77	Toro Co. (The)	6,322

		126,374

Shares	Description	Value (†)
Common Stocks – continued
	Media – 0.9%
5	Cable One, Inc.	$8,659
30	Charter Communications, Inc., Class A(a)	18,115
536	Comcast Corp., Class A	22,641
31	Discovery, Inc., Series C(a)	568
96	New York Times Co. (The), Class A	3,807
160	Omnicom Group, Inc.	7,552

		61,342

	Metals & Mining – 0.3%
172	Commercial Metals Co.	3,552
35	Newmont Corp.	2,199
12	Nucor Corp.	573
68	Reliance Steel & Aluminum Co.	7,411
44	Royal Gold, Inc.	5,228

		18,963

	Multi-Utilities – 0.2%
79	Consolidated Edison, Inc.	6,201
25	Dominion Energy, Inc.	2,009
32	DTE Energy Co.	3,949
12	Sempra Energy	1,504
20	WEC Energy Group, Inc.	2,011

		15,674

	Multiline Retail – 0.1%
437	Macy’s, Inc.	2,714
19	Target Corp.	2,892

		5,606

	Oil, Gas & Consumable Fuels – 0.7%
1,054	Apache Corp.	8,748
18	Chevron Corp.	1,251
91	Concho Resources, Inc.	3,777
113	Devon Energy Corp.	1,009
181	Diamondback Energy, Inc.	4,699
452	EOG Resources, Inc.	15,477
177	EQT Corp.	2,680
465	Marathon Oil Corp.	1,841
83	ONEOK, Inc.	2,407
482	Southwestern Energy Co.(a)	1,287
59	Valero Energy Corp.	2,278
92	World Fuel Services Corp.	1,937

		47,391

	Paper & Forest Products – 0.1%
126	Louisiana-Pacific Corp.	3,601

	Pharmaceuticals – 0.9%
74	Bristol-Myers Squibb Co.	4,325
28	Eli Lilly & Co.	3,653
38	Jazz Pharmaceuticals PLC(a)	5,476

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
77	Merck & Co., Inc.	$5,791
116	Novartis AG, Sponsored ADR	9,057
89	Novo Nordisk A/S, Sponsored ADR	5,686
41	Perrigo Co. PLC	1,799
170	Pfizer, Inc.	6,032
489	Roche Holding AG, Sponsored ADR	19,555

		61,374

	Professional Services – 0.4%
71	Exponent, Inc.	4,941
13	IHS Markit Ltd.	1,051
29	Insperity, Inc.	2,221
78	Korn Ferry	2,355
42	ManpowerGroup, Inc.	2,851
536	Nielsen Holdings PLC	7,241
33	Verisk Analytics, Inc.	5,873

		26,533

	Real Estate Management & Development – 0.1%
139	CBRE Group, Inc., Class A(a)	7,006
36	Jones Lang LaSalle, Inc.	4,063

		11,069

	REITs - Apartments – 0.2%
129	American Campus Communities, Inc.	4,832
6	AvalonBay Communities, Inc.	835
86	Camden Property Trust	7,933
34	Equity Residential	1,597

		15,197

	REITs - Diversified – 0.2%
28	Crown Castle International Corp.	4,374
16	Digital Realty Trust, Inc.	2,309
5	Equinix, Inc.	3,656
69	Weyerhaeuser Co.	1,883

		12,222

	REITs - Health Care – 0.1%
222	Healthpeak Properties, Inc.	5,987
36	Ventas, Inc.	1,421
17	Welltower, Inc.	914

		8,322

	REITs - Hotels – 0.1%
112	Host Hotels & Resorts, Inc.	1,174
381	Park Hotels & Resorts, Inc.	3,783

		4,957

	REITs - Mortgage – 0.1%
206	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,621

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.3%
9	Boston Properties, Inc.	$652
195	Corporate Office Properties Trust	4,374
220	Douglas Emmett, Inc.	5,192
294	Easterly Government Properties, Inc.	6,144
97	Kilroy Realty Corp.	4,567

		20,929

	REITs - Shopping Centers – 0.1%
524	Brixmor Property Group, Inc.	5,743

	REITs - Storage – 0.0%
32	Iron Mountain, Inc.	834

	REITs - Warehouse/Industrials – 0.1%
62	CyrusOne, Inc.	4,405
55	ProLogis, Inc.	5,456

		9,861

	Road & Rail – 0.2%
21	CSX Corp.	1,658
34	Norfolk Southern Corp.	7,110
56	Ryder System, Inc.	2,759
18	Union Pacific Corp.	3,189

		14,716

	Semiconductors & Semiconductor Equipment – 2.1%
101	Advanced Micro Devices, Inc.(a)	7,604
14	Analog Devices, Inc.	1,660
32	Applied Materials, Inc.	1,895
74	Cirrus Logic, Inc.(a)	5,096
104	Cree, Inc.(a)	6,615
57	Enphase Energy, Inc.(a)	5,591
197	First Solar, Inc.(a)	17,148
107	Ichor Holdings Ltd.(a)	2,489
120	Intel Corp.	5,314
5	Lam Research Corp.	1,710
23	Micron Technology, Inc.(a)	1,158
99	NVIDIA Corp.	49,635
173	QUALCOMM, Inc.	21,341
57	Silicon Laboratories, Inc.(a)	5,840
73	Texas Instruments, Inc.	10,555
30	Universal Display Corp.	5,949

		149,600

	Software – 3.2%
15	Adobe, Inc.(a)	6,706
165	Autodesk, Inc.(a)	38,864
47	Blackbaud, Inc.	2,319
65	Bottomline Technologies, Inc.(a)	2,582
23	Cadence Design Systems, Inc.(a)	2,516
12	Citrix Systems, Inc.	1,359

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
20	Fair Isaac Corp.(a)	$7,829
7	Intuit, Inc.	2,203
190	Microsoft Corp.	38,469
347	NortonLifeLock, Inc.	7,138
565	Oracle Corp.	31,702
36	Paylocity Holding Corp.(a)	6,679
52	PTC, Inc.(a)	4,362
38	Qualys, Inc.(a)	3,338
137	salesforce.com, Inc.(a)	31,821
7	ServiceNow, Inc.(a)	3,483
167	Workday, Inc., Class A(a)	35,090

		226,460

	Specialty Retail – 1.1%
44	Aaron’s Holdings Co., Inc.	2,299
135	American Eagle Outfitters, Inc.	1,851
48	Asbury Automotive Group, Inc.(a)	4,943
6	AutoZone, Inc.(a)	6,774
14	Best Buy Co., Inc.	1,562
23	Five Below, Inc.(a)	3,067
328	Gap, Inc. (The)	6,380
67	Home Depot, Inc. (The)	17,869
34	Lithia Motors, Inc., Class A	7,805
61	Lowe’s Cos., Inc.	9,644
37	Monro, Inc.	1,556
56	Tiffany & Co.	7,327
47	Williams-Sonoma, Inc.	4,287

		75,364

	Technology Hardware, Storage & Peripherals – 0.4%
156	Apple, Inc.	16,982
238	Hewlett Packard Enterprise Co.	2,056
210	HP, Inc.	3,772
134	NCR Corp.(a)	2,723
20	Seagate Technology PLC	956

		26,489

	Textiles, Apparel & Luxury Goods – 0.5%
28	Deckers Outdoor Corp.(a)	7,095
77	NIKE, Inc., Class B	9,246
857	Under Armour, Inc., Class A(a)	11,861
56	VF Corp.	3,763
121	Wolverine World Wide, Inc.	3,227

		35,192

	Thrifts & Mortgage Finance – 0.1%
426	New York Community Bancorp, Inc.	3,540

	Trading Companies & Distributors – 0.0%
36	GATX Corp.	2,458

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.2%
43	American Water Works Co., Inc.	$6,472
272	Essential Utilities, Inc.	11,206

		17,678

	Wireless Telecommunication Services – 0.2%
81	Shenandoah Telecommunications Co.	3,533
69	T-Mobile US, Inc.(a)	7,561

		11,094

	Total Common Stocks (Identified Cost $3,054,780)	3,141,517

Principal Amount
Bonds and Notes – 13.2%
	Agency Commercial Mortgage-Backed Securities – 0.0%
$2,342	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	2,348

	Automotive – 0.2%
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,767
9,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	9,236

		18,003

	Banking – 2.4%
10,000	American Express Co., 3.700%, 8/03/2023	10,856
8,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	8,242
9,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	9,122
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,747
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	4,342
9,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	9,582
8,000	Capital One Financial Corp., 3.300%, 10/30/2024	8,677
9,000	Citigroup, Inc., 4.600%, 3/09/2026	10,376
5,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	5,224
3,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	3,035
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,894
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,612
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	10,642

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$8,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	$8,841
11,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	11,969
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,338
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,307
10,000	Truist Bank, 3.200%, 4/01/2024	10,798
10,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	10,795
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,515

		166,914

	Brokerage – 0.3%
9,000	BlackRock, Inc., 2.400%, 4/30/2030	9,675
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,395

		20,070

	Cable Satellite – 0.1%
8,000	Comcast Corp., 3.000%, 2/01/2024	8,607

	Construction Machinery – 0.3%
10,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	10,060
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,216

		18,276

	Consumer Cyclical Services – 0.2%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,133
8,000	eBay, Inc., 3.800%, 3/09/2022	8,338

		14,471

	Electric – 0.6%
8,000	Duke Energy Corp., 3.750%, 4/15/2024	8,770
11,000	Entergy Corp., 0.900%, 9/15/2025	11,001
6,000	Exelon Corp., 4.050%, 4/15/2030	6,945
10,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	10,361
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,872

		45,949

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – 0.1%
$4,000	Ares Capital Corp., 3.250%, 7/15/2025	$4,010

	Financial Other – 0.1%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,289

	Food & Beverage – 0.4%
11,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	11,289
9,000	General Mills, Inc., 4.000%, 4/17/2025	10,158
8,000	Mondelez International, Inc., 2.750%, 4/13/2030	8,623

		30,070

	Government Owned - No Guarantee – 0.2%
12,000	Federal National Mortgage Association, 6.625%, 11/15/2030	18,196

	Health Insurance – 0.3%
8,000	Anthem, Inc., 4.101%, 3/01/2028	9,220
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	10,122

		19,342

	Healthcare – 0.5%
3,000	Cigna Corp., 3.750%, 7/15/2023	3,246
7,000	CVS Health Corp., 4.300%, 3/25/2028	8,106
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,222
7,000	McKesson Corp., 3.950%, 2/16/2028	8,066
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,339
6,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	6,347

		34,326

	Independent Energy – 0.1%
8,000	EQT Corp., 3.000%, 10/01/2022	7,987

	Integrated Energy – 0.4%
8,000	BP Capital Markets PLC, 3.814%, 2/10/2024	8,767
10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	10,877
7,000	Shell International Finance BV, 6.375%, 12/15/2038	10,372

		30,016

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – 0.2%
$8,000	American International Group, Inc., 3.400%, 6/30/2030	$8,895
3,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	3,162

		12,057

	Media Entertainment – 0.1%
4,000	ViacomCBS, Inc., 4.750%, 5/15/2025	4,591

	Midstream – 0.3%
9,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	9,469
9,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	9,770

		19,239

	Mortgage Related – 1.9%
6,916	FHLMC, 3.000%, 6/01/2049	7,218
4,978	FNMA, 2.000%, 9/01/2050	5,136
4,949	FNMA, 2.500%, 8/01/2050	5,161
46,690	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	48,767
39,141	FNMA, 3.500%, with various maturities in 2049(c)	41,280
16,368	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	17,466
8,281	FNMA, 4.500%, with various maturities from 2048 to 2049(c)	8,948

		133,976

	Natural Gas – 0.1%
11,000	NiSource, Inc., 0.950%, 8/15/2025	10,965

	Oil Field Services – 0.1%
10,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	10,452

	Pharmaceuticals – 0.4%
9,000	AbbVie, Inc., 3.600%, 5/14/2025	9,961
6,000	Amgen, Inc., 2.650%, 5/11/2022	6,198
10,000	Johnson & Johnson, 1.300%, 9/01/2030	9,967

		26,126

	Railroads – 0.1%
8,000	CSX Corp., 2.600%, 11/01/2026	8,692

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	REITs - Office Property – 0.1%
$5,000	Boston Properties LP, 2.750%, 10/01/2026	$5,356

	Restaurants – 0.1%
10,000	Starbucks Corp., 2.250%, 3/12/2030	10,267

	Technology – 1.0%
9,000	Apple, Inc., 2.500%, 2/09/2025	9,677
4,000	Broadcom, Inc., 4.110%, 9/15/2028	4,455
4,000	HP, Inc., 3.000%, 6/17/2027	4,301
6,000	Intel Corp., 2.450%, 11/15/2029	6,478
9,000	International Business Machines Corp., 4.000%, 6/20/2042	10,666
3,000	NVIDIA Corp., 2.850%, 4/01/2030	3,324
8,000	Oracle Corp., 2.950%, 5/15/2025	8,706
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032, 144A	9,783
10,000	VMware, Inc., 2.950%, 8/21/2022	10,381

		67,771

	Treasuries – 2.3%
8,000	U.S. Treasury Bond, 2.500%, 5/15/2046	9,589
23,000	U.S. Treasury Bond, 2.875%, 11/15/2046	29,495
27,000	U.S. Treasury Bond, 3.000%, 5/15/2045	35,139
9,000	U.S. Treasury Bond, 3.000%, 2/15/2048	11,848
9,000	U.S. Treasury Bond, 3.000%, 2/15/2049	11,904
5,000	U.S. Treasury Bond, 4.250%, 11/15/2040	7,563
6,000	U.S. Treasury Bond, 4.375%, 5/15/2041	9,253
3,000	U.S. Treasury Bond, 4.500%, 2/15/2036	4,435
40,000	U.S. Treasury Note, 2.125%, 12/31/2022	41,694

		160,920

	Wireless – 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	11,151

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – 0.1%
$7,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.380%, 5/15/2025(d)	$7,171

	Total Bonds and Notes (Identified Cost $900,390)	935,608

Shares
Exchange-Traded Funds – 6.6%
7,607	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $478,804)	465,168

Affiliated Mutual Funds – 32.7%
30,756	Loomis Sayles Inflation Protected Securities Fund, Class N	360,465
31,370	Loomis Sayles Limited Term Government and Agency Fund, Class N	362,329
43,220	Mirova Global Green Bond Fund, Class N	470,231
36,862	Mirova International Sustainable Equity Fund, Class N	469,621
12,656	WCM Focused Emerging Markets Fund	217,044
20,163	WCM Focused International Growth Fund	430,073

	Total Affiliated Mutual Funds (Identified Cost $2,237,847)	2,309,763

	Total Investments – 97.0% (Identified Cost $6,671,821)	6,852,056
	Other assets less liabilities – 3.0%	210,735

	Net Assets – 100.0%	$7,062,791

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2020 is disclosed.

(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the value of Rule 144A holdings amounted to $9,783 or 0.1% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$322,480	$128,053	$114,893	$8,293	$16,532	$360,465	$1,678
Loomis Sayles Limited Term Government and Agency Fund, Class N	357,919	131,281	131,761	2,917	1,973	362,329	3,880
Mirova Global Green Bond Fund, Class N	429,745	158,461	128,130	8,021	2,134	470,231	4,181
Mirova International Sustainable Equity Fund, Class N	810,571	253,291	648,088	73,596	(19,749)	469,621	1,813
WCM Focused Emerging Markets Fund	—	217,804	—	—	(760)	217,044	—
WCM Focused International Growth Fund	—	434,912	—	—	(4,839)	430,073	—

	$1,920,715	$1,323,802	$1,022,872	$92,827	$(4,709)	$2,309,763	$11,552

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,141,517	$—	$—	$3,141,517
Bonds and Notes*	—	935,608	—	935,608
Exchange-Traded Funds	465,168	—	—	465,168
Affiliated Mutual Funds	2,309,763	—	—	2,309,763

Total	$5,916,448	$935,608	$—	$6,852,056

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2020 (Unaudited)

Equity	66.9%
Fixed Income	30.1

Total Investments	97.0
Other assets less liabilities	3.0

Net Assets	100.0%